Derivative and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Notional Amount and Fair Value of Derivative Instruments

The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

Derivatives	Balance Sheet Location					Fair Value of Liability		Fair Value of Asset
designated as hedging instruments	June 30, 2013	Notional Amount	Interest Rate	Effective Date	Maturity Date	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$6,816	4.67%	October 6, 2011	October 6, 2016	$(131)	$(218)	$—	$—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$7,627	4.34%	February 6, 2012	October 6, 2016	(70)	(157)	—	—
Interest Rate Swap	Accounts payable, accrued expenses and other liabilities	$11,098	4.62%	June 28, 2012	July 6, 2017	(18)	(219)	—	—
Interest Rate Swap	Deferred costs and other assets, net	$17,808	5.24%	August 30, 2012	August 30, 2017	—	(177)	160	—

						$(219)	$(771)	$160	$—

Derivative Instruments Amounts Recorded in AOCL and Gain or (Loss) Reclassified Out of AOCL

The following tables provide information about the amounts recorded in AOCL, as well as the gain or (loss) recorded in operations, when reclassified out of AOCL, for the three and six months ended June 30, 2013 and 2012, respectively (in thousands):

	Amount of Gain or (Loss) Recognized in AOCL on Derivative (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	2013	2012	2013	2012
Interest Rate Swaps	$502	$(368)	$470	$(440)

	Amount of Loss Reclassified from AOCL into Operations (Effective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Loss Reclassified from AOCL into Operations	2013	2012	2013	2012
Interest expense	$(95)	$(1,214)	$(188)	$(2,400)
General and administrative expense	$—	$—	$(22)	$—

	Amount of Gain Recognized in Operations on Derivative (Ineffective Portion)
	Three Months Ended June 30,		Six Months Ended June 30,
Location of Gain Recognized in Operations on Derivatives	2013	2012	2013	2012
General and administrative expense	$54	$—	$54	$—